UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Plainfield Asset Management LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Fritsch
Title:     General Counsel
Phone:     (203) 302-1715

Signature, Place, and Date of Signing:

      /s/  Thomas Fritsch     Greenwich, CT     November 05, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $85,925 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number     Name

01   28-11713            Plainfield Special Situations Master Fund Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN APPAREL INC           COM              023850100      185   200000 SH  PUT  SOLE                   200000        0        0
AMERICREDIT CORP               COM              03060R101       25   392300 SH  PUT  SOLE                   392300        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      387     4100 SH  CALL SOLE                     4100        0        0
BLOCKBUSTER INC                CL B             093679207       55    91500 SH       SOLE                    91500        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      588   130000 SH  CALL SOLE                   130000        0        0
DYNEGY INC DEL                 CL A             26817G102       10   416900 SH  CALL DEFINED 01             416900        0        0
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3     7455 18407000 SH       SOLE                 18407000        0        0
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3     1664  4108000 SH       DEFINED 01            4108000        0        0
FLUOR CORP NEW                 COM              343412102      448    94600 SH  CALL SOLE                    94600        0        0
GENTIVA HEALTH SERVICES INC    COM              37247A102        8    84000 SH  PUT  SOLE                    84000        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    31665  4021063 SH       DEFINED 01            4021063        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    22785  2893377 SH       SOLE                  2893377        0        0
HORSEHEAD HLDG CORP            COM              440694305     1065    90840 SH       SOLE                    90840        0        0
HUNTSMAN CORP                  COM              447011107      911   100000 SH       SOLE                   100000        0        0
HUNTSMAN CORP                  COM              447011107      420   100000 SH  CALL SOLE                   100000        0        0
J CREW GROUP INC               COM              46612H402      300   100000 SH  PUT  SOLE                   100000        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107      605   100000 SH  CALL SOLE                   100000        0        0
MCDERMOTT INTL INC             COM              580037109      231    75000 SH  CALL SOLE                    75000        0        0
MIRANT CORP NEW                COM              60467R100        9   137200 SH  CALL DEFINED 01             137200        0        0
MIRANT CORP NEW                COM              60467R100       42    17500 SH  CALL SOLE                    17500        0        0
MSC SOFTWARE CORP              COM              553531104     4205   500000 SH       SOLE                   500000        0        0
NRG ENERGY INC                 COM NEW          629377508       15   600000 SH  CALL DEFINED 01             600000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100        2    78000 SH  PUT  DEFINED 01              78000        0        0
OWENS CORNING NEW              *W EXP 10/30/201 690742127      100    57563 SH       DEFINED 01              57563        0        0
PEROT SYS CORP                 CL A             714265105     2970   100000 SH       SOLE                   100000        0        0
PLAYBOY ENTERPRISES INC        CL A             728117201     2755   757595 SH       DEFINED 01             757595        0        0
PLAYBOY ENTERPRISES INC        CL A             728117201      615   169105 SH       SOLE                   169105        0        0
RCN CORP                       COM NEW          749361200     3599   387017 SH       SOLE                   387017        0        0
RRI ENERGY INC                 COM              74971X107       63    74000 SH  CALL DEFINED 01              74000        0        0
SHAW GROUP INC                 COM              820280105      136    31000 SH  CALL SOLE                    31000        0        0
SILICON IMAGE INC              COM              82705T102     1823   750000 SH       SOLE                   750000        0        0
SYMS CORP                      COM              871551107      170    21060 SH       SOLE                    21060        0        0
TEXAS INDS INC                 COM              882491103       69    50000 SH  PUT  SOLE                    50000        0        0
U S CONCRETE INC               COM              90333L102      519   300000 SH       SOLE                   300000        0        0
WEYERHAEUSER CO                COM              962166104       26    35800 SH  PUT  SOLE                    35800        0        0